Risk management - Disclosure of high quality liquid assets (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 312,042	€ 297,300
Cash and reserves available at central banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	127,285	206,507
Marketable assets Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	177,887	81,925
Marketable assets Level 2A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	3,308	3,422
Marketable assets Level 2B
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
High-quality liquid assets-HQLAs	€ 3,562	€ 5,446